Activity in the RSU's outstanding under the various Employees' Stock Incentive Master Scheme (Detail) - 12 months ended Mar. 31, 2023 - Restricted Stock Units (RSUs) [Member]	₨ / shares shares	$ / shares ₨ / shares shares
Schedule of Restricted Stock Shares Activity [Line Items]
Weighted average fair value of RSUs granted during the year | $ / shares		$ 1
Employee Stock Incentive Master Scheme Two Thousand And Twenty Two [Member]
Schedule of Restricted Stock Shares Activity [Line Items]
RSUs outstanding, beginning of period | shares	0	0
Granted | shares	2,891,000	2,891,000
Exercised | shares	0	0
Forfeited | shares	0	0
Lapsed | shares	0	0
RSUs outstanding, end of period | shares	2,891,000	2,891,000
RSUs exercisable, end of period | shares	0	0
RSUs outstanding, beginning of period	₨ 0
Granted	1
Exercised	0
Forfeited	0
Lapsed	0
RSUs outstanding, end of period	1
RSUs exercisable, end of period	0	$ 0
Weighted average fair value of RSUs granted during the year	₨ 1,382.34